Employee expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee expenses	$ 95,971	$ 30,051	$ 24,182
Adjustments for increase (decrease) in employee benefit liabilities	$ 65,920